Financial assets and liabilities at fair value - Assets and liabilities Sensitivity analysis - level 3 (Details) kr in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2018 SEK (kr)	Dec. 31, 2017 SEK (kr)	Dec. 31, 2016 SEK (kr)
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Sensitivity, interest rate appreciation basis points	10
Sensitivity, interest rate depreciation basis points	(10)
Sensitivity, correlations appreciation percentage points	10
Sensitivity, correlations depreciation percentage points	(10)
Sensitivity, credit spreads appreciation basis points	10
Sensitivity, credit spreads depreciation basis points	(10)
Financial assets at fair value	kr 296,905	kr 263,961
Financial liabilities at fair value	kr (280,170)	(244,309)
Sensitivity, correlations maximum positive relationship	1
Sensitivity correlations maximum negative relationship	(1)
Level 3
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Net assets (liabilities)	kr (49,817)	(43,841)	kr (50,364)
Level 3 | Maximum
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Sensitivity impact on total comprehensive income	219	214
Level 3 | Minimum
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Sensitivity impact on total comprehensive income	(217)	(211)
Level 3 | Own credit spread | Maximum
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Sensitivity impact on total comprehensive income	216	211
Level 3 | Own credit spread | Minimum
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Sensitivity impact on total comprehensive income	(214)	(208)
Level 3 | Other interest-bearing securities except loans
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets at fair value		0	257
Level 3 | Other interest-bearing securities except loans | Maximum
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Sensitivity impact on total comprehensive income		0
Level 3 | Other interest-bearing securities except loans | Minimum
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Sensitivity impact on total comprehensive income		0
Level 3 | Derivatives
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Net assets (liabilities)	(3,880)	(846)	(2,404)
Level 3 | Derivatives | Maximum
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Sensitivity impact on total comprehensive income	(65)	(167)
Level 3 | Derivatives | Minimum
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Sensitivity impact on total comprehensive income	65	155
Level 3 | Derivatives | Equity
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Net assets (liabilities)	kr (639)
Level 3 | Derivatives | Equity | Option Model | Maximum
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Correlation assets or liabilities	0.67
Sensitivity impact on total comprehensive income	kr 1
Level 3 | Derivatives | Equity | Option Model | Minimum
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Correlation assets or liabilities	(0.07)
Sensitivity impact on total comprehensive income	kr (1)
Level 3 | Derivatives | Interest rate
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Net assets (liabilities)	kr 829
Level 3 | Derivatives | Interest rate | Option Model | Maximum
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Correlation assets or liabilities	0.22
Sensitivity impact on total comprehensive income	kr (91)
Level 3 | Derivatives | Interest rate | Option Model | Minimum
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Correlation assets or liabilities	(0.09)
Sensitivity impact on total comprehensive income	kr 90
Level 3 | Derivatives | Currency risk
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Net assets (liabilities)	kr (3,899)
Level 3 | Derivatives | Currency risk | Option Model | Maximum
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Correlation assets or liabilities	0.88
Sensitivity impact on total comprehensive income	kr 25
Level 3 | Derivatives | Currency risk | Option Model | Minimum
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Correlation assets or liabilities	(0.92)
Sensitivity impact on total comprehensive income	kr (24)
Level 3 | Derivatives | Other
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Net assets (liabilities)	kr (171)
Level 3 | Derivatives | Other | Option Model | Maximum
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Correlation assets or liabilities	0.60
Sensitivity impact on total comprehensive income	kr 0
Level 3 | Derivatives | Other | Option Model | Minimum
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Correlation assets or liabilities	0.00
Sensitivity impact on total comprehensive income	kr 0
Level 3 | Debt securities issued
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial liabilities at fair value	(45,937)	(42,995)	kr (48,217)
Level 3 | Debt securities issued | Maximum
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Sensitivity impact on total comprehensive income	284	381
Level 3 | Debt securities issued | Minimum
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Sensitivity impact on total comprehensive income	(282)	kr (366)
Level 3 | Debt securities issued | Equity
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial liabilities at fair value	kr (684)
Level 3 | Debt securities issued | Equity | Discounted cash flow | Maximum
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Credit spreads liabilities	10
Sensitivity impact on total comprehensive income	kr 16
Level 3 | Debt securities issued | Equity | Discounted cash flow | Minimum
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Credit spreads liabilities	(10)
Sensitivity impact on total comprehensive income	kr (16)
Level 3 | Debt securities issued | Equity | Option Model | Maximum
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Correlation assets or liabilities	0.67
Sensitivity impact on total comprehensive income	kr (1)
Level 3 | Debt securities issued | Equity | Option Model | Minimum
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Correlation assets or liabilities	(0.07)
Sensitivity impact on total comprehensive income	kr 1
Level 3 | Debt securities issued | Interest rate
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial liabilities at fair value	kr (45,126)
Level 3 | Debt securities issued | Interest rate | Discounted cash flow | Maximum
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Credit spreads liabilities	10
Sensitivity impact on total comprehensive income	kr 107
Level 3 | Debt securities issued | Interest rate | Discounted cash flow | Minimum
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Credit spreads liabilities	(10)
Sensitivity impact on total comprehensive income	kr (105)
Level 3 | Debt securities issued | Interest rate | Option Model | Maximum
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Correlation assets or liabilities	0.22
Sensitivity impact on total comprehensive income	kr 96
Level 3 | Debt securities issued | Interest rate | Option Model | Minimum
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Correlation assets or liabilities	(0.09)
Sensitivity impact on total comprehensive income	kr (94)
Level 3 | Debt securities issued | Currency risk
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial liabilities at fair value	kr (32)
Level 3 | Debt securities issued | Currency risk | Discounted cash flow | Maximum
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Credit spreads liabilities	10
Sensitivity impact on total comprehensive income	kr 90
Level 3 | Debt securities issued | Currency risk | Discounted cash flow | Minimum
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Credit spreads liabilities	(10)
Sensitivity impact on total comprehensive income	kr (90)
Level 3 | Debt securities issued | Currency risk | Option Model | Maximum
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Correlation assets or liabilities	0.88
Sensitivity impact on total comprehensive income	kr (27)
Level 3 | Debt securities issued | Currency risk | Option Model | Minimum
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Correlation assets or liabilities	(0.92)
Sensitivity impact on total comprehensive income	kr 25
Level 3 | Debt securities issued | Other
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial liabilities at fair value	kr (95)
Level 3 | Debt securities issued | Other | Discounted cash flow | Maximum
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Credit spreads liabilities	10
Sensitivity impact on total comprehensive income	kr 3
Level 3 | Debt securities issued | Other | Discounted cash flow | Minimum
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Credit spreads liabilities	(10)
Sensitivity impact on total comprehensive income	kr (3)
Level 3 | Debt securities issued | Other | Option Model | Maximum
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Correlation assets or liabilities	0.60
Sensitivity impact on total comprehensive income	kr 0
Level 3 | Debt securities issued | Other | Option Model | Minimum
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Correlation assets or liabilities	0.00
Sensitivity impact on total comprehensive income	kr 0